Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current maturities of long-term liabilities:
Loans from banks and others	$ 26,113	$ 21,861
Non-convertible debentures	9,497	7,125
Others	3,652	9,325
Total current liabilities	39,262	38,311
Non-current liabilities
Loans from banks and others	610,434	596,489
Non-convertible debentures	513,375	575,314
Total non-current liabilities	1,123,809	1,171,803
Total	$ 1,163,071	$ 1,210,114